Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
The following is a summary of our deferred tax assets and liabilities as of December 31, 2018 and 2017 (in thousands):

	2018	2017
Deferred tax assets:
Accrued compensation	$5,338	$4,264
Accrued expenses	210	12
Net operating loss (“NOL”) carryforward	1,239	667
Other	566	106
Gross deferred tax assets	7,353	5,049
Less: valuation allowance	(3,822)	(3,277)
Total deferred tax asset	3,531	1,772
Deferred tax liabilities:
Depreciation and amortization	(3,292)	(1,638)
Prepaid expenses	(239)	(134)
Total deferred tax liabilities	(3,531)	(1,772)
Net deferred tax asset	$—	$—

Summary of REIT Taxable Income Subject to Dividend Distribution
The following table reconciles Net Income (Loss) Attributable to Stockholders to REIT taxable income before the dividends paid deduction for the years ended December 31, 2018, 2017 and 2016 (in thousands):

	2018	2017	2016
Net income (loss) attributable to stockholders	$39,138	$(38,391)	$8,932
Net (income) loss from TRS	(1,171)	4,248	—
Net income (loss) attributable to REIT operations	37,967	(34,143)	8,932
Book/tax differences	33,858	72,824	24,771
REIT taxable income subject to 90% dividend requirement	$71,825	$38,681	$33,703

Schedule of Effective Income Tax Rate Reconciliation
The tax composition of our distributions declared for the years ended December 31, 2018 and 2017 was as follows:

	2018	2017
Common stock
Ordinary dividends	27.7%	28.6%
Non-dividend distributions	45.5%	70.9%
Capital gain distributions	26.8%	0.5%
Total distributions per share	100.0%	100.0%